Accounts Receivable, net	12 Months Ended
Dec. 31, 2019
Accounts Receivable, net
Accounts Receivable, net

5. Accounts Receivable, net

Accounts receivable, net consists of the following:

	December 31,	December 31,
	2018	2019
	RMB’000	RMB’000
Accounts receivable	184,339	549,950
Less: allowance for doubtful accounts	(2,070)	(11,413)
Accounts receivable, net	182,269	538,537

Accounts receivable are non‑interest bearing and are generally on terms between 90 to 270 days. In some cases, these terms are extended for certain qualifying long‑term customers who have met specific credit requirements.

The movements in the allowance for doubtful accounts are as follows:

	For the year ended
	December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Balance at beginning of the year	—	—	(2,070)
Additions	—	(2,070)	(9,504)
Write-offs	—	—	161
Balance at end of the year	—	(2,070)	(11,413)